STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
STOCKHOLDERS' EQUITY

12.	STOCKHOLDERS’ EQUITY
Authorized Capital—
As of June 30, 2022, the Company was authorized to issue 10.00 billion shares of common stock, $0.0001 par value. The holders of the Company’s common stock are entitled to one vote per share.
In January 2021, in connection with the stockholder loan described in Note 6, the Company issued a warrant to the stockholder to purchase up to 0.2 million shares of common stock at an exercise price of $4.21 per share. The warrant is set to expire in January 2023 and is exercisable and unexercised as of June 30, 2022.
As a result of the Business Combination, all of XPDI’s Class A Common Stock and Class B Common Stock automatically converted into 30.8 million shares of New Core Common Stock on a one-for-one
basis. XPDI’s 8.6 million public warrants issued in its initial public offering (the “Public Warrants”) and 6.3 million warrants issued in connection with private placement at the time of XPDI’s initial public offering (the “Private Placement Warrants”) became warrants for New Core Common Stock.
Following the Merger with XPDI, each share of common stock or warrant was converted to shares of New Core Common Stock or a warrant to purchase shares of New Core Common Stock based on an exchange ratio of 1.6001528688.
Warrant Exercises
In March 2020, the Company issued warrants to the Company’s president and chief executive officer and a member of the board of directors to purchase up to 6.4 million shares of the Company’s common stock at an exercise price of $0.84 per share (as amended). In March 2022, a warrant holder exercised their warrant to purchase 3.2 million shares in a cashless exercise resulting in 2.9 million net shares issued to the warrant holder after withholding 0.3 million shares for the exercise price.
In March 2020, the Company issued warrants to service providers in exchange for services provided related to the issuance of Series A Convertible Preferred Stock. The warrants were for an aggregate of 0.2 million shares at an exercise price of $4.27 per share. In February 2022, 0.2 million of the warrants were exercised in a cashless exercise resulting in 0.1 million net shares issued to the warrant holders.
Convertible Note Exercises
As discussed in Note 6, the Company issued $514.8 million of Convertible Notes in 2021 along with issuing an additional $23.0 million from issuance through June 30, 2022 as payment-in-kind
interest on convertible notes outstanding. The Convertible Notes became convertible into common shares at the option of the holder at a conversion price equal to $8.00 per share upon the closing of the Merger Agreement with XPDI in January 2022. During the three and six months ended June 30, 2022, $1.6 million of Convertible Notes were exercised resulting in 0.2 million shares issued to the holders of the Convertible Notes that were exercised.
SPAC Vesting Shares
1.7 million common shares are subject to vesting requirements, as described further in Note 1. These contingently issuable shares do not require future service in order to vest and do not result in stock-based compensation expense. The SPAC Vesting Shares are accounted for as an equity contract, and meet the criteria for equity classification. The Company has recorded the SPAC Vesting Shares within additional paid-in
capital on the Consolidated Balance Sheet as of June 30, 2022.
Vendor Settlement
In March 2022, the Company issued 1.6 million shares of the Company’s common stock related to a vendor liability that had been assumed by the Company in July 2021 as part of the Blockcap acquisition. In addition, the vendor liability includes requires settlement in cash based on the difference between the weighted average of the closing price of the Company’s common stock for each day there was a closing price during the thirty consecutive days immediately prior to the expiration of the lockup period (defined in the agreement as 180 days from the date from the closing of the XPDI merger) and the $21.3 million contractual amount of the liability. During the three and six months ended June 30, 2022 we recorded $9.8 million and $9.4 million within other non-operating
expenses, net on the Consolidated Statements of Operations related to changes in the fair value of the vendor liability. As of June 30, 2022, the fair value of the liability of $18.1 million was recorded within Accrued expenses and other on the Consolidated Balance Sheets.
Equity Incentive Plans
The Company has outstanding awards under the 2018 Omnibus Incentive Plan (the “2018 Plan”). No new awards can be made under the 2018 Plan subsequent to the XPDI Merger, as described below. Awards that were granted under the 2018 Plan included incentive stock options (must meet all statutory requirements), non-qualified
stock options and restricted stock units. Awards granted under the 2018 Plan were subject to a minimum vesting period of at least one year commencing from the date of grant. Additionally, options granted under the plan must expire within ten years of the grant date and were required to be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by the Company’s board of directors.
In July 2021, the Company acquired Blockcap. Under the terms of the Blockcap merger agreement, (i) each stock option granted, whether vested or unvested, and each award of restricted stock under the Blockcap, Inc. Equity Incentive Plan (the “Legacy Blockcap Plan”) was assumed by the Company. In addition, the Radar Relay, Inc. Amended and Restated 2018 Equity Incentive Plan (the “RADAR Plan”) provides for the grant of stock options, restricted stock awards, and other awards to eligible employees, non-employee
directors and consultants. On June 4, 2021, prior to its acquisition by the Company, Blockcap entered into an agreement and plan of merger with RADAR for all the issued and outstanding equity interests of RADAR, which merger closed on July 1, 2021 (the “Blockcap/RADAR Merger”). The RADAR Plan was assumed by us upon the closing of the Blockcap/RADAR Merger and the Blockcap acquisition. No new awards may be made under the Legacy Blockcap Plan and the RADAR Plan (the “Blockcap Plans”) subsequent to the closing of the Blockcap acquisition.
At the Special Meeting in connection with the XPDI Merger, the stockholders of XPDI approved the Core Scientific, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). Awards granted under the 2021 Plan may be incentive stock options (must meet all statutory requirements), non-qualified stock
options, stock appreciation rights, restricted stock and stock units, performance awards and other cash-based or stock-based awards. Awards granted under the 2021 Plan are subject to a minimum vesting period of at least one year commencing from the date of grant. Additionally, options granted under the plan must expire within ten years of the grant date and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by the Company’s board of directors. Following the consummation of the Merger, the Company expects that its board of directors will make grants of awards under the Incentive Plan to eligible participants. The maximum number of shares of the Company’s common stock that may be issued under the 2021 Plan is 45.0 million shares, of which 43.0 million was available for issuance as of June 30, 2022.
Stock-Based Compensation
Stock-based compensation expense relates primarily to expense for restricted stock awards (“RSAs”), restricted stock units (“RSUs”), and stock options. As of June 30, 2022, we had unvested or unexercised stock-based awards outstanding representing approximately 82.7 million shares of our common stock, consisting of approximately 52.1 million RSAs and RSUs and options to purchase approximately 30.6 million shares of our common stock with a weighted average exercise price of $9.02 and weighted average expense amortization period of 3.4 years.
On June 8, 2022, the compensation committee (the “Compensation Committee”) of the board of directors (the “Board”) of the Company approved an amendment to the Company’s award agreement for the RSUs outstanding under the 2018 Plan, to provide for the waiver and elimination of the requirement that the Company undergo a “change in control” or a “public offering” for full vesting of the previously outstanding time-vested award (the “RSU Amendment”). Although the mergers that the Company underwent did not satisfy the event-based vesting requirement, they significantly reduced the possibility of the requirement being met as contemplated under the 2018 Plan. The RSU Amendment was authorized and approved by the Board and the Compensation Committee as necessary, desirable, and in the best interest of the Company and its stockholders. As a result of the RSU Amendment, all outstanding RSUs under the 2018 Plan are subject only to time-based vesting, of which RSUs covering approximately 42 million shares of Common Stock were net settled, with approximately 15 million shares of Common Stock to be canceled and forfeited to satisfy tax withholding obligations.
During the three and six months ended June 30, 2022, the Company granted 2.1 million and 14.0 million restricted stock units, respectively, to various employees and directors with a weighted-average grant date fair value (reflecting the RSU Amendment described above) of $5.45 and $2.78 per share, respectively.
Stock-based compensation expense for the three and six months ended June 30, 2022 and 2021 is included in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of revenue	$16,882	$—	$18,921	$—
Research and development	13,177	—	15,059	—
Sales and marketing	9,132	—	9,590	—
General and administrative	71,807	2,136	93,225	2,724

Total stock-based compensation expense	$110,998	$2,136	$136,795	$2,724

As of June 30, 2022, total unrecognized stock-based compensation expense related to unvested stock options was approximately $131.4 million, which is expected to be recognized over a weighted average time period of 3.4 years. As of June 30, 2022, the Company had approximately $136.8 million of unrecognized stock-based compensation expense related to RSAs and RSUs, which is expected to be recognized over a weighted average time period of 3.0 years.